Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the interim consolidated balance sheets that sum to the total of the same such amounts shown in the interim consolidated statements of cash flows:

	June 30, 2020	December 31, 2019
Cash and cash equivalents	28,933	13,654
Restricted cash	1,470	900
Total	30,403	14,554